TAXES ON INCOME (Profit Before Income Tax Expense Included In The Statement Of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income before income tax expense	$ 5,097	$ 7,717	$ 3,858
Current tax expense:	39	41	35
Income tax (benefit) expense, net	873	1,364	664
Israel [Member]
Income before income tax expense	4,976	7,557	3,682
Current tax expense:	0	0	0
Deferred taxes (income) expenses	614	1,323	629
Foreign Jurisdictions [Member]
Income before income tax expense	121	160	176
Current tax expense:	$ 39	$ 41	$ 35